Investment Accounted for Using the Equity Method (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Initial investment in Coinsquare	$ 0	$ 0	$ 45,026
Step up investments in Coinsquare	$ 0	$ 0	$ 59,073